UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period:  October 31, 2014

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

WCM Focused International Growth Fund
(Investor Class: WCMRX)
(Institutional Class: WCMIX)

WCM Focused Emerging Markets Fund
(Investor Class: WFEMX)
(Institutional Class: WCMEX)

WCM Focused Global Growth Fund
(Investor Class: WFGGX)
(Institutional Class: WCMGX)

SEMI-ANNUAL REPORT
October 31, 2014

WCM Focused International Growth Fund
WCM Focused Emerging Markets Fund
WCM Focused Global Growth Fund
Each a series of Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	10
Statements of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	15
Notes to Financial Statements	21
Supplemental Information	30
Expense Examples	33

This report and the financial statements contained herein are provided for the general information of the shareholders of the WCM Focused International Growth Fund, the WCM Focused Emerging Markets Fund, and WCM Focused Global Growth Fund.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.wcminvestfunds.com

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.2%
	BERMUDA – 4.0%
694,171	Lazard Ltd. - Class A	$34,160,155

	CANADA – 10.6%
583,839	Canadian National Railway Co.	41,207,357
233,318	Canadian Pacific Railway Ltd.	48,455,482
		89,662,839
	CHINA – 6.2%
17,584,000	Sun Art Retail Group Ltd.	18,850,559
2,063,000	Tencent Holdings Ltd.	33,156,889
		52,007,448
	DENMARK – 11.2%
838,715	Chr Hansen Holding A/S	33,786,708
710,620	Novo Nordisk A/S - ADR	32,105,812
611,883	Novozymes A/S	28,334,288
		94,226,808
	FRANCE – 1.9%
93,138	LVMH Moet Hennessy Louis Vuitton S.A.	15,809,405

	IRELAND – 3.9%
201,443	Perrigo Co. PLC	32,522,972

	JAPAN – 6.9%
138,743	FANUC Corp.	24,451,481
791,860	Sysmex Corp.	33,804,615
		58,256,096
	MEXICO – 1.8%
6,716,198	Wal-Mart de Mexico S.A.B. de C.V.	15,525,812

	NETHERLANDS – 13.3%
350,759	ASML Holding N.V.	34,963,657
193,034	Core Laboratories N.V.	26,934,034
625,611	Sensata Technologies Holding N.V.*	30,536,073
686,845	Yandex N.V. - Class A*	19,657,504
		112,091,268
	SOUTH AFRICA – 1.7%
1,003,603	Shoprite Holdings Ltd.	14,551,843

	SPAIN – 3.2%
946,225	Inditex S.A.	26,619,870

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWEDEN – 2.5%
947,910	Svenska Cellulosa A.B. SCA - Class B	$21,239,194

	SWITZERLAND – 13.1%
334,478	ACE Ltd.	36,558,445
405,710	Nestle S.A.	29,750,830
12,972	SGS S.A.	28,517,761
33,590	Swatch Group A.G.	15,932,999
		110,760,035
	TAIWAN – 5.5%
2,115,949	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	46,593,197

	UNITED KINGDOM – 6.0%
415,176	ARM Holdings PLC - ADR	17,732,167
395,035	Reckitt Benckiser Group PLC	33,272,172
		51,004,339
	UNITED STATES – 3.4%
664,231	Coca-Cola Enterprises, Inc.	28,794,414

	TOTAL COMMON STOCKS (Cost $709,419,056)	803,825,695

	SHORT-TERM INVESTMENTS – 4.4%
37,012,753	Fidelity Institutional Money Market Fund, 0.04%1	37,012,753

	TOTAL SHORT-TERM INVESTMENTS (Cost $37,012,753)	37,012,753

	TOTAL INVESTMENTS – 99.6% (Cost $746,431,809)	840,838,448
	Other Assets in Excess of Liabilities – 0.4%	3,639,003

	TOTAL NET ASSETS – 100.0%	$844,477,451

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund
SUMMARY OF INVESTMENTS
As of October 31, 2014 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	20.5%
Consumer Staples	19.2%
Information Technology	14.1%
Health Care	11.6%
Financials	8.4%
Materials	7.4%
Consumer Discretionary	6.9%
Telecommunication Services	3.9%
Energy	3.2%
Total Common Stocks	95.2%
Short-Term Investments	4.4%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.5%
	ARGENTINA – 5.4%
3,845	MercadoLibre, Inc.	$523,497

	BRAZIL – 12.9%
55,770	AMBEV S.A. - ADR	372,544
11,620	BRF S.A. - ADR	302,701
8,670	Embraer S.A. - ADR	335,009
16,405	Totvs S.A.	239,107
		1,249,361
	CHINA – 17.8%
5,010	Ctrip.com International Ltd. - ADR*	292,083
368,995	Shandong Weigao Group Medical Polymer Co., Ltd. - Class H	373,139
313,060	Sun Art Retail Group Ltd.	335,610
24,445	Tencent Holdings Ltd.	392,884
44,430	Tsingtao Brewery Co., Ltd. - Class H	328,433
		1,722,149
	INDIA – 3.7%
6,826	Dr Reddy's Laboratories Ltd. - ADR	356,932

	INDONESIA – 10.3%
302,945	Bank Rakyat Indonesia Persero Tbk P.T.	277,618
1,678,000	Kalbe Farma Tbk P.T.	236,921
654,500	Tower Bersama Infrastructure Tbk P.T.	482,006
		996,545
	MACAU – 3.3%
89,220	Wynn Macau Ltd.	322,538

	MEXICO – 8.1%
14,570	Grupo Televisa S.A.B. - ADR	526,560
109,890	Wal-Mart de Mexico S.A.B. de C.V.	254,032
		780,592
	NETHERLANDS – 4.3%
14,603	Yandex N.V. - Class A*	417,938

	PHILIPPINES – 2.3%
294,600	Puregold Price Club, Inc.	227,245

	POLAND – 4.1%
40,030	Eurocash S.A.	393,559

	SOUTH AFRICA – 2.9%
19,475	Shoprite Holdings Ltd.	282,380

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SOUTH KOREA – 3.0%
410	NAVER Corp.	$290,125

	TAIWAN – 8.9%
20,000	Ginko International Co., Ltd.	269,337
26,985	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	594,209
		863,546
	TURKEY – 1.8%
7,773	Coca-Cola Icecek A.S.	177,057

	UNITED STATES – 7.7%
3,998	PriceSmart, Inc.	355,942
5,485	Yum! Brands, Inc.	393,987
		749,929
	TOTAL COMMON STOCKS (Cost $9,291,372)	9,353,393

	SHORT-TERM INVESTMENTS – 6.9%
669,664	Fidelity Institutional Money Market Fund, 0.04%1	669,664

	TOTAL SHORT-TERM INVESTMENTS (Cost $669,664)	669,664

	TOTAL INVESTMENTS – 103.4% (Cost $9,961,036)	10,023,057
	Liabilities in Excess of Other Assets – (3.4)%	(328,534)

	TOTAL NET ASSETS – 100.0%	$9,694,523

ADR – American Depository Receipt

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund
SUMMARY OF INVESTMENTS
As of October 31, 2014 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Media Content	19.8%
Retail Staples	15.0%
Consumer Products	12.2%
Recreational Facilities & Services	7.4%
Medical Equipment/Devices	6.6%
Hardware	6.1%
Biotechnology & Pharmaceuticals	6.1%
Retail Discretionary	5.4%
Manufactured Goods	5.0%
Distribution/Wholesale - Consumer Staples	4.1%
Aerospace & Defense	3.4%
Banking	2.9%
Semiconductors	2.5%
Total Common Stocks	96.5%
Short-Term Investments	6.9%
Total Investments	103.4%
Liabilities in Excess of Other Assets	(3.4)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Focused Global Growth Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 109.4%
	CANADA – 3.0%
164	Canadian National Railway Co.	$11,575

	CHINA – 8.7%
8,000	Sun Art Retail Group Ltd.	8,576
1,200	Tencent Holdings Ltd.	19,287
760	Tsingtao Brewery Co., Ltd. - Class H	5,618
		33,481
	DENMARK – 3.3%
280	Novo Nordisk A/S - ADR	12,650

	IRELAND – 4.9%
117	Perrigo Co. PLC	18,890

	NETHERLANDS – 8.1%
92	Core Laboratories N.V.	12,837
373	Sensata Technologies Holding N.V.*	18,206
		31,043
	SWITZERLAND – 11.9%
119	ACE Ltd.	13,007
176	Nestle S.A.	12,906
9	SGS S.A.	19,785
		45,698
	TAIWAN – 4.6%
802	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	17,660

	UNITED KINGDOM – 6.5%
251	ARM Holdings PLC - ADR	10,720
345	Rotork PLC	14,143
		24,863
	UNITED STATES – 58.4%
83	Amazon.com, Inc.*	25,353
142	CME Group, Inc.	11,901
100	Cooper Cos., Inc.	16,390
115	Costco Wholesale Corp.	15,338
262	eBay, Inc.*	13,755
165	Express Scripts Holding Co.*	12,675
30	Google, Inc. - Class A*	17,036
80	LinkedIn Corp. - Class A*	18,317
129	Monsanto Co.	14,840
213	NIKE, Inc. - Class B	19,803

WCM Focused Global Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
100	Praxair, Inc.	$12,599
155	Starbucks Corp.	11,712
508	TD Ameritrade Holding Corp.	17,140
85	TripAdvisor, Inc.*	7,536
135	Yum! Brands, Inc.	9,697
		224,092
	TOTAL COMMON STOCKS (Cost $382,646)	419,952

	SHORT-TERM INVESTMENTS – 1.3%
4,986	Fidelity Institutional Money Market Fund, 0.04%1	4,986

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,986)	4,986

	TOTAL INVESTMENTS – 110.7% (Cost $387,632)	424,938
	Liabilities in Excess of Other Assets – (10.7)%	(41,079)

	TOTAL NET ASSETS – 100.0%	$383,859

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused Global Growth Fund
SUMMARY OF INVESTMENTS
As of October 31, 2014 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Media Content	16.2%
Retail Discretionary	10.2%
Engineering & Construction Services	8.4%
Biotechnology & Pharmaceuticals	8.2%
Hardware	7.4%
Chemicals	7.1%
Retail Staples	6.2%
Recreational Facilities & Services	5.6%
Apparel & Textile Products	5.2%
Home & Office Products	5.2%
Consumer Products	4.8%
Asset Management	4.5%
Medical Equipment/Devices	4.3%
Real Estate Operating & Services	3.4%
Oil, Gas & Coal	3.3%
Health Care Facilities/Services	3.3%
Insurance	3.1%
Transportation Equipment	3.0%
Total Common Stocks	109.4%
Short-Term Investments	1.3%
Total Investments	110.7%
Liabilities in Excess of Other Assets	(10.7)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of October 31, 2014 (Unaudited)

	WCM Focused International Growth Fund	WCM Focused Emerging Markets Fund	WCM Focused Global Growth Fund
Assets:
Investments, at cost	$746,431,809	$9,961,036	$387,632
Investments, at value	$840,838,448	$10,023,057	$424,938
Receivables:
Investment securities sold	-	44,595	-
Fund shares sold	3,387,424	-	-
Dividends and interest	1,127,740	7,048	145
Prepaid expenses	50,787	24,109	18,720
Total assets	845,404,399	10,098,809	443,803

Liabilities:
Payables:
Investment securities purchased	-	348,127	-
Fund shares redeemed	89,739	-	-
Advisory fees	575,585	-	-
Shareholder servicing fees (Note 7)	74,124	3,861	241
Distribution fees - Investor Class (Note 8)	11,134	715	24
Administration fees	56,359	5,138	6,624
Custody fees	37,207	1,714	1,733
Fund accounting fees	36,686	3,660	11,844
Transfer agent fees and expenses	22,322	5,615	4,330
Auditing fees	9,025	5,550	9,372
Chief Compliance Officer fees	1,970	521	1,009
Trustees' fees and expenses	604	768	826
Offering costs - Advisor	-	26,687	18,309
Accrued other expenses	12,193	1,930	5,632
Total liabilities	926,948	404,286	59,944

Net Assets	$844,477,451	$9,694,523	$383,859

Components of Net Assets:
Paid-in capital (par value of$0.01 per share with an unlimited
number of shares authorized)	$754,162,263	$9,798,467	$342,459
Accumulated net investment income (loss)	2,287,972	(3,034)	(64)
Accumulated net realized gain (loss) on investments and
foreign currency transactions	(6,335,055)	(163,006)	4,168
Net unrealized appreciation (depreciation) on:
Investments	94,406,639	62,021	37,306
Foreign currency translations	(44,368)	75	(10)
Net Assets	$844,477,451	$9,694,523	$383,859

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$62,350,774	$4,053,094	$117,781
Shares of beneficial interest issued and outstanding	5,247,720	395,180	10,078
Net asset value, offering and redemption price per share	$11.88	$10.26	$11.69

Institutional Class:
Net assets applicable to shares outstanding	$782,126,677	$5,641,429	$266,078
Shares of beneficial interest issued and outstanding	65,538,433	548,137	22,703
Net asset value, offering and redemption price per share	$11.93	$10.29	$11.72

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended October 31, 2014 (Unaudited)

	WCM Focused International Growth Fund	WCM Focused Emerging Markets Fund	WCM Focused Global Growth Fund
Investment Income:
Dividends (net of foreign withholding taxes of$443,621,$2,790 and$64, respectively)	$4,547,379	$37,534	$938
Interest	7,842	110	4
Total investment income	4,555,221	37,644	942

Expenses:
Advisory fees	3,252,632	26,783	819
Fund administration fees	233,190	20,212	21,164
Shareholder servicing fees (Note 7)	199,223	3,989	145
Custody fees	90,720	11,463	4,224
Fund accounting fees	73,463	17,752	22,048
Distribution fees - Investor Class (Note 8)	67,427	1,476	147
Transfer agent fees and expenses	44,562	13,178	11,140
Registration fees	25,628	17,160	17,066
Miscellaneous	12,882	3,112	2,618
Legal fees	10,668	5,121	10,042
Auditing fees	8,823	8,135	8,621
Shareholder reporting fees	7,562	1,765	1,264
Trustees' fees and expenses	3,542	2,223	2,223
Chief Compliance Officer fees	3,025	2,196	2,684
Insurance fees	1,211	101	83
Offering costs	-	1,879	1,878
Excise Tax	-	-	149

Total expenses	4,034,558	136,545	106,315
Advisory fee waived	-	(26,783)	(819)
Other expenses absorbed	-	(70,830)	(103,985)
Net expenses	4,034,558	38,932	1,511
Net investment income (loss)	520,663	(1,288)	(569)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on:
Investments	(8,548,553)	(155,974)	(37)
Foreign currency transactions	(21,883)	(6,361)	-
Net realized loss on investments and foreign currency transactions	(8,570,436)	(162,335)	(37)
Net change in unrealized appreciation/depreciation on:
Investments	10,892,972	69,205	20,890
Foreign currency translations	(61,618)	73	(10)
Net change in unrealized appreciation/depreciation	10,831,354	69,278	20,880
Net realized and unrealized gain (loss) on investments and foreign currency	2,260,918	(93,057)	20,843

Net Increase (Decrease) in Net Assets from Operations	$2,781,581	$(94,345)	$20,274

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	WCM Focused International Growth Fund

	For the Six Months Ended October 31, 2014	For the Year Ended
	(Unaudited)	April 30, 2014
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$520,663	$2,053,697
Net realized gain (loss) on investments and foreign currency transactions	(8,570,436)	4,667,129
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	10,831,354	40,515,780
Net increase in net assets resulting from operations	2,781,581	47,236,606

Distributions to Shareholders:
From net investment income:
Investor class	-	(2,260)
Institutional class	-	(1,189,377)
From net realized gain:
Investor class	-	(155,143)
Institutional class	-	(2,984,501)
Total distributions to shareholders	-	(4,331,281)

Capital Transactions:
Net proceeds from shares sold:
Investor class	27,656,855	43,266,118
Institutional class	261,229,363	295,883,502
Reinvestment of distributions:
Investor class	-	154,907
Institutional class	-	3,916,438
Cost of shares redeemed:
Investor class1	(21,838,300)	(4,703,409)
Institutional class2	(43,411,563)	(52,541,374)
In-kind redemption:
Institutional class (Note 6)	-	(28,212,564)
Net increase in net assets from capital transactions	223,636,355	257,763,618

Total increase in net assets	226,417,936	300,668,943

Net Assets:
Beginning of period	618,059,515	317,390,572
End of period	$844,477,451	$618,059,515

Accumulated net investment income	$2,287,972	$1,767,309

Capital Share Transactions:
Shares sold:
Investor class	2,405,947	3,872,660
Institutional class	21,763,691	26,212,039
Shares reinvested:
Investor class	-	13,553
Institutional class	-	341,748
Shares redeemed:
Investor class	(1,824,499)	(407,129)
Institutional class	(3,660,425)	(4,597,527)
In-kind redemption:
Institutional class (Note 6)	-	(2,510,015)
Net increase in capital share transactions	18,684,714	22,925,329

1	Net of redemption fees of$138 and$484, respectively
2	Net of redemption fees of$5,802 and$1,068, respectively

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	WCM Focused Emerging Markets Fund

	For the Six Months Ended October 31, 2014 (Unaudited)	For the Period June 28, 2013* through April 30, 2014
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(1,288)	$(2,636)
Net realized gain (loss) on investments and foreign currency transactions	(162,335)	17
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	69,278	(7,182)
Net decrease in net assets resulting from operations	(94,345)	(9,801)

Capital Transactions:
Net proceeds from shares sold:
Investor class	3,933,726	143,432
Institutional class	4,576,514	1,229,481
Cost of shares redeemed:
Investor class	(5,754)	(28,313)
Institutional class	(50,417)	-
Net increase in net assets from capital transactions	8,454,069	1,344,600

Total increase in net assets	8,359,724	1,334,799

Net Assets:
Beginning of period	1,334,799	-
End of period	$9,694,523	$1,334,799

Accumulated net investment loss	$(3,034)	$(1,746)

Capital Share Transactions:
Shares sold:
Investor class	384,592	13,988
Institutional class	434,366	118,670
Shares redeemed:
Investor class	(572)	(2,828)
Institutional class	(4,899)	-
Net increase in capital share transactions	813,487	129,830

*	Commencement of operations.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	WCM Focused Global Growth Fund

	For the Six Months Ended October 31, 2014 (Unaudited)	For the Period June 28, 2013* through April 30, 2014
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(569)	$195
Net realized gain (loss) on investments and foreign currency transactions	(37)	4,152
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	20,880	16,416
Net increase in net assets resulting from operations	20,274	20,763

Capital Transactions:
Net proceeds from shares sold:
Investor class	1,000	232,102
Institutional class	192,967	50,000
Cost of shares redeemed:
Investor class1	(5,925)	(127,322)
Net increase in net assets from capital transactions	188,042	154,780

Total increase in net assets	208,316	175,543

Net Assets:
Beginning of period	175,543	-
End of period	$383,859	$175,543

Accumulated net investment income (loss)	$(64)	$505

Capital Share Transactions:
Shares sold:
Investor class	87	21,939
Institutional class	17,703	5,000
Shares redeemed:
Investor class	(524)	(11,424)
Net increase in capital share transactions	17,266	15,515

*	Commencement of operations.
1	Net of redemption fees of$0 and$99, respectively

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	WCM Focused International Growth Fund
	Investor Class

	For the Six Months Ended October 31, 2014 (Unaudited)		For the Year Ended April 30, 2014		For the Year Ended April 30, 2013	For the Period August 31, 2011* through April 30, 2012
Net asset value, beginning of period	$11.83		$10.84		$9.47	$9.29
Income from Investment Operations
Net investment income (loss)1	(0.01)		0.03		0.04	0.09
Net realized and unrealized gain on investments
and foreign currency	0.06		1.04		1.39	0.09
Total from investment operations	0.05		1.07		1.43	0.18

Less Distributions:
From net investment income	-	2	-	2	(0.03)	-
From net realized gain	-		(0.08)		(0.03)	-
Total distributions	-		(0.08)		(0.06)	-

Redemption fee proceeds	-	2	-	2	-	-

Net asset value, end of period	$11.88		$11.83		$10.84	$9.47

Total return3	0.42%	4	9.90%		15.12%	1.94%	4

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$62,351		$55,199		$12,873	$451

Ratio of expenses to average net assets:
Before fees waived/recovered	1.29%	5	1.33%		1.40%	1.75%	5
After fees waived/recovered	1.29%	5	1.33%		1.45%	1.50%	5
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered	(0.10)%	5	0.22%		0.44%	1.24%	5
After fees waived/recovered	(0.10)%	5	0.22%		0.39%	1.49%	5
Portfolio turnover rate	9%	4	36%		30%	27%	4

*	Commencement of operations.
1	Calculated based on average shares outstanding for the period.
2	Amount represents less than$0.01 per share.
3
Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	WCM Focused International Growth Fund Institutional Class

	For the Six Months Ended October 31, 2014 (Unaudited)		For the Year Ended April 30, 2014		For the Year Ended April 30, 2013		For the Period May 31, 2011* through April 30, 2012
Net asset value, beginning of period	$11.87		$10.88		$9.48		$10.00
Income from Investment Operations
Net investment income1	0.01		0.05		0.06		0.08
Net realized and unrealized gain (loss) on investments
and foreign currency	0.05		1.05		1.40		(0.60)
Total from investment operations	0.06		1.10		1.46		(0.52)

Less Distributions:
From net investment income	-		(0.03)		(0.03)		-
From net realized gain	-		(0.08)		(0.03)		-
Total distributions	-		(0.11)		(0.06)		-

Redemption fee proceeds	-	2	-	2	-	2	-	2

Net asset value, end of period	$11.93		$11.87		$10.88		$9.48

Total return3	0.51%	4	10.16%		15.48%		(5.20)%	4

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$782,126		$562,861		$304,517		$144,404

Ratio of expenses to average net assets:
Before fees waived/recovered	1.04%	5	1.08%		1.15%		1.44%	5
After fees waived/recovered	1.04%	5	1.08%		1.20%		1.25%	5
Ratio of net investment income to average net assets:
Before fees waived/recovered	0.15%	5	0.47%		0.69%		0.73%	5
After fees waived/recovered	0.15%	5	0.47%		0.64%		0.92%	5
Portfolio turnover rate	9%	4	36%		30%		27%	4

*	Commencement of operations.
1	Calculated based on average shares outstanding for the period.
2	Amount represents less than$0.01 per share.
3
Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	WCM Focused Emerging Markets Fund
	Investor Class

	For the Six Months Ended October 31, 2014 (Unaudited)		For the Period June 28, 2013* through April 30, 2014
Net asset value, beginning of period	$10.26		$10.00
Income from Investment Operations
Net investment loss1	(0.01)		(0.06)
Net realized and unrealized gain on investments
and foreign currency	0.01		0.32
Total from investment operations	-		0.26

Net asset value, end of period	$10.26		$10.26

Total return2	0.00%	3	2.60%	3

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$4,053		$114

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	5.29%	4	34.74%	4
After fees waived and expenses absorbed	1.65%	4	1.65%	4
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(3.88)%	4	(33.77)%	4
After fees waived and expenses absorbed	(0.24)%	4	(0.68)%	4
Portfolio turnover rate	15%	3	19%	3

*	Commencement of operations.
1	Calculated based on average shares outstanding for the period.
2
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	WCM Focused Emerging Markets Fund
	Institutional Class

	For the Six Months Ended October 31, 2014 (Unaudited)		For the Period June 28, 2013* through April 30, 2014
Net asset value, beginning of period	$10.28		$10.00
Income from Investment Operations:
Net investment income (loss)1	-	2	(0.04)
Net realized and unrealized gain on investments
and foreign currency	0.01		0.32
Total from investment operations	0.01		0.28

Net asset value, end of period	$10.29		$10.28

Total return3	0.10%	4	2.80%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$5,641		$1,220

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	5.04%	5	34.49%	5
After fees waived and expenses absorbed	1.40%	5	1.40%	5
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(3.63)%	5	(33.52)%	5
After fees waived and expenses absorbed	0.01%	5	(0.43)%	5
Portfolio turnover rate	15%	4	19%	4

*	Commencement of operations.
1	Calculated based on average shares outstanding for the period.
2	Amount represents less than$0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	WCM Focused Global Growth Fund
	Investor Class

	For the Six Months Ended October 31, 2014 (Unaudited)		For the Period June 28, 2013* through April 30, 2014
Net asset value, beginning of period	$11.31		$10.00
Income from Investment Operations:
Net investment income (loss)1	(0.04)		-	2
Net realized and unrealized gain on investments
and foreign currency	0.42		1.30
Total from investment operations	0.38		1.30

Redemption fee proceeds	-		0.01

Net asset value, end of period	$11.69		$11.31

Total return3	3.36%	4	13.10%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$118		$119

Ratio of expenses to average net assets (including excise tax):
Before fees waived and expenses absorbed	109.74%	5	119.39%	5
After fees waived and expenses absorbed	1.66%	5	1.50%	5
Ratio of net investment income (loss) to average net assets (including excise tax):
Before fees waived and expenses absorbed	(108.77)%	5	(117.84)%	5
After fees waived and expenses absorbed	(0.69)%	5	0.05%	5
Portfolio turnover rate	13%	4	97%	4

*	Commencement of operations.
1	Calculated based on average shares outstanding for the period.
2	Amount represents less than$0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	WCM Focused Global Growth Fund
	Institutional Class

	For the Six Months Ended October 31, 2014 (Unaudited)		For the Period June 28, 2013* through April 30, 2014
Net asset value, beginning of period	$11.33		$10.00
Income from Investment Operations:
Net investment income (loss)1	(0.03)		0.03
Net realized and unrealized gain on investments
and foreign currency	0.42		1.30
Total from investment operations	0.39		1.33

Net asset value, end of period	$11.72		$11.33

Total return2	3.44%	3	13.30%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$266		$57

Ratio of expenses to average net assets (including excise tax):
Before fees waived and expenses absorbed	109.49%	4	119.14%	4
After fees waived and expenses absorbed	1.41%	4	1.25%	4
Ratio of net investment income (loss) to average net assets (including excise tax):
Before fees waived and expenses absorbed	(108.52)%	4	(117.59)%	4
After fees waived and expenses absorbed	(0.44)%	4	0.30%	4
Portfolio turnover rate	13%	3	97%	3

*	Commencement of operations.
1	Calculated based on average shares outstanding for the period.
2
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

WCM Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2014 (Unaudited)

Note 1 – Organization
WCM Focused International Growth Fund (the ‘‘International Growth” or “International Growth Fund”), WCM Focused Emerging Markets Fund (“Emerging Markets” or “Emerging Markets Fund”), and WCM Focused Global Growth Fund (“Global Growth” or “Global Growth Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The International Growth Fund’s primary investment objective is to provide long-term capital appreciation.  The Fund offers two classes of shares, Investor Class and Institutional Class.  The International Growth Fund commenced investment operations on May 31, 2011 with the Institutional Class shares.  The Investor Class shares commenced operations on August 31, 2011.

The Emerging Markets Fund’s primary investment objective is to provide long-term capital appreciation.  The Fund offers two classes of shares, Investor Class and Institutional Class.  The Emerging Markets Fund commenced investment operations on June 28, 2013.

The Global Growth Fund’s primary investment objective is to provide long-term capital appreciation.  The Fund offers two classes of shares, Investor Class and Institutional Class.  The Global Growth Fund commenced investment operations on June 28, 2013.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

WCM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2014 (Unaudited)

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s net asset value per share (“NAV”) is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day. If such events occur, the Funds may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date.  Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and xpenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Emerging Markets and Global Growth Funds incurred offering costs of approximately $11,461 and $11,452, respectively, which were amortized over a one-year period from June 28, 2013 (commencement of operations).

(c) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined.  Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

WCM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2014 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended October 31, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The Funds will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with WCM Investment Management (the “Advisor”).  Under the terms of the Agreement, the International Growth, Emerging Markets and Global Growth Funds pays a monthly investment advisory fee to the Advisor at the annual rate of 0.85%, 1.00% and 0.85%, respectively, of the Funds’ average daily net assets.  The Advisor has contractually agreed to waive its fees and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of average daily net assets of the International Growth Fund’s and Global Growth Fund’s Investor Class and Institutional Class shares, respectively until August 31, 2015 and August 31 2024, respectively. The Advisor has contractually agreed to waive its fees and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.65% and 1.40% of average daily net assets of the Emerging Markets Fund’s Investor Class and Institutional Class shares, respectively until August 31, 2024.

For the six month ended October 31, 2014, the Advisor waived its advisory fees and absorbed other expenses totaling $97,613 and $104,804 for the Emerging Markets and Global Growth Funds, respectively. The Advisor may recover from the Funds fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Funds for a period three fiscal years following the fiscal year in which such reimbursements occurred.  At October 31, 2014, the amount of these potentially recoverable expenses was $286,062 and $288,212 for the Emerging Markets and Global Growth Funds, respectively.  The Advisor may recapture all or a portion of these amounts no later than April 30, of the years stated below:

WCM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2014 (Unaudited)

	Emerging Markets	Global Growth
2017	$188,449	$183,408
2018	97,613	104,804

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the six months ended October 31, 2014, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

Effective October 1, 2014, Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.  Prior to October 2014, Cipperman & Co. provided CCO services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended October 31, 2014, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes
At October 31, 2014, gross unrealized appreciation and depreciation of investments and foreign currency based on cost for federal income tax purposes were as follows:

	International Growth	Emerging Markets	Global Growth
Cost of investments	$746,947,317	$9,961,731	$388,137

Gross unrealized appreciation	$120,745,014	$479,281	$42,134
Gross unrealized depreciation	(26,853,883)	(417,955)	(5,333)
Net unrealized appreciation on investments	$93,891,131	$61,326	$36,801

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of April 30, 2014, the components of accumulated earnings (deficit) on a tax basis for the Funds were as follows:

	International Growth	Emerging Markets	Global Growth
Undistributed ordinary income	$2,344,067	$74	$5,215
Undistributed long-term capital gains	2,025,692	-	-
Accumulated earnings	4,369,759	74	5,215

Accumulated capital and other losses	-	(1,796)	-
Unrealized appreciation on foreign currency translations	17,251	2	-
Unrealized appreciation (depreciation) on investments	83,146,597	(7,879)	15,911
Total accumulated earnings (deficit)	$87,533,607	$(9,599)	$21,126

WCM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2014 (Unaudited)

The tax characters of the distributions paid during the fiscal years ended April 30, 2014 and April 30, 2013, for the International Growth Fund, were as follows:

Distributions paid from:	2014	2013
Ordinary Income	$1,191,637	$1,415,665
Net long-term capital gains	3,139,644	-
Total distributions paid	$4,331,281	$1,415,665

As of April 30, 2014, the WCM Focused Emerging Markets Fund had $50 of post-October losses, which are deferred until fiscal year 2015 for tax purposes.  Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

As of April 30, 2014, the WCM Focused Emerging Markets Fund had $1,746 of qualified late-year ordinary losses, which are deferred until fiscal year 2015 for tax purposes.  Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase.  For the six months ended October 31, 2014, the International Growth, Emerging Markets and Global Growth Funds received $5,940, $0 and $0, respectively, in redemption fees.

Note 6 – Investment Transactions
For the six months ended October 31, 2014 the International Growth, Emerging Markets and Global Growth Funds, purchases and sales of investments, excluding short-term investments, futures contracts, options contracts and securities sold short, were as follows:

	Purchases	Sales
International Growth	$294,473,430	$64,161,869
Emerging Markets	8,903,552	744,247
Global Growth	224,986	31,466

In accordance with the Funds’ registration statement, the Funds may pay all or a portion of a shareholder’s redemption proceeds in liquid securities (from the Fund’s portfolio) with a market value equal to the redemption amount (an in-kind redemption) in lieu of cash.  An in-kind redemption is allowed by the Funds’ registration statement in order to protect the interests of the Funds’ remaining shareholders.  On October 1, 2013, the International Growth Fund had an in-kind redemption, whereby 2,510,015 shares were redeemed from the Fund.  The Fund delivered investment securities with a fair value of $28,212,564 to this shareholder in lieu of cash.  The fair market value of the investment securities delivered in this transaction are included in the Statements of Operations.

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended October 31, 2014 for the International Growth, Emerging Markets and Global Growth Funds, shareholder servicing fees incurred are disclosed on the Statements of Operations.

WCM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2014 (Unaudited)

Note 8 – Distribution Plan
The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows the Funds to pay distribution fees for the sale and distribution of its shares. With respect to the Investor Class, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, payable to IMST Distributors, LLC effective January 1, 2013.  Prior to January 1, 2013, distribution fees were payable to the Advisor as the distribution coordinator.  The Institutional Class does not pay any distribution fees.

For the six months ended October 31, 2014 for the International Growth, Emerging Markets and Global Growth Funds, distribution fees incurred are disclosed on the Statements of Operations.

Note 9 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2014, in valuing the Funds’ assets carried at fair value:

WCM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2014 (Unaudited)

International Growth Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks1
Bermuda	$34,160,155	$-	$-	$34,160,155
Canada	89,662,839	-	-	89,662,839
China	-	52,007,448	-	52,007,448
Denmark	32,105,812	62,120,996	-	94,226,808
France	-	15,809,405	-	15,809,405
Ireland	32,522,972	-	-	32,522,972
Japan	-	58,256,096	-	58,256,096
Mexico	15,525,812	-	-	15,525,812
Netherlands	112,091,268	-	-	112,091,268
South Africa	-	14,551,843	-	14,551,843
Spain	-	26,619,870	-	26,619,870
Sweden	-	21,239,194	-	21,239,194
Switzerland	36,558,445	74,201,590	-	110,760,035
Taiwan	46,593,197	-	-	46,593,197
United Kingdom	17,732,167	33,272,172	-	51,004,339
United States	28,794,414	-	-	28,794,414
Short-Term Investments	37,012,753	-	-	37,012,753
Total Investments	$482,759,834	$358,078,614	$-	$840,838,448

Emerging Markets Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks1
Argentina	$523,497	$-	$-	$523,497
Brazil	1,010,254	239,107	-	1,249,361
China	292,083	1,430,066	-	1,722,149
India	356,932	-	-	356,932
Indonesia	482,006	514,539	-	996,545
Macau	-	322,538	-	322,538
Mexico	780,592	-	-	780,592
Netherlands	417,938	-	-	417,938
Philippines	-	227,245	-	227,245
Poland	-	393,559	-	393,559
South Africa	-	282,380	-	282,380
South Korea	-	290,125	-	290,125
Taiwan	269,337	594,209	-	863,546
Turkey	-	177,057	-	177,057
United States	749,929	-	-	749,929
Short-Term Investments	669,664	-	-	669,664
Total Investments	$5,552,232	$4,470,825	$-	$10,023,057

WCM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2014 (Unaudited)

Global Growth Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks1
Canada	$11,575	$-	$-	$11,575
China	-	33,481	-	33,481
Denmark	12,650	-	-	12,650
Ireland	18,890	-	-	18,890
Netherlands	31,043	-	-	31,043
Switzerland	13,007	32,691	-	45,698
Taiwan	17,660	-	-	17,660
United Kingdom	10,720	14,143	-	24,863
United States	224,092	-	-	224,092
Short-Term Investments	4,986	-	-	4,986
Total Investments	$344,623	$80,315	$-	$424,938

*	The Fund did not hold any Level 3 securities at period end.
1	For a break-out of common stocks by major industry classification, please refer to the Summary of Investments.

Transfers are recognized at the end of the reporting period. As of October 31, 2014 certain securities in the International Growth Fund, Global Growth Fund and Emerging Markets Fund transferred Levels due to these Funds applying fair value pricing to non-U.S. Securities.

Note 11 – Derivative and Hedging Disclosure
Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows.

The Funds’ policies permit the Funds to enter into forward contracts principally to hedge either specific transactions or portfolio positions in an attempt to minimize currency value fluctuations.  Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract.  The forward contracts were bought or sold to protect the Funds, to some degree, from a possible loss resulting from an adverse change in the relationship between foreign currencies and the United States dollar (“US$”). Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, the contracts may limit any potential gain that may result from currency increases.

The risks to the Funds of entering into forward contracts include currency risks, such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the US$; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to US$).  As a result, the relative strength of the US$ may be an important factor in the performance of the Funds.  For the six months ended October 31, 2014, the Funds did not enter into any forward contracts.

Note 12 – Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

WCM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2014 (Unaudited)

Note 13 – Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.  The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings.  The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statement disclosures.

WCM Focused International Growth Fund, WCM Focused Emerging Markets Fund and WCM Focused Global Growth Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreements
At in-person meetings held on August 21, 2014, and September 23-24, 2014, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and WCM Investment Management (the “Investment Advisor”) with respect to the WCM Focused International Growth Fund (the “International Fund”), WCM Focused Emerging Markets Fund (the “Emerging Markets Fund”) and WCM Focused Global Growth Fund (the “Global Growth Fund”) series of the Trust for an additional one-year term. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of each Fund and its shareholders.

Background
In advance of the meetings, the Board received information about each Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel providing services to the Funds; reports comparing performance of each Fund with returns of its benchmark index and a group of comparable funds selected by Morningstar, Inc. (each a “Performance Peer Group”) from its relevant fund universe (each a “Performance Universe”) for the one-year period (and three-year period for the International Growth Fund) ended June 30, 2014; reports comparing the investment advisory fees and total expenses of each Fund to those of a group of comparable funds selected by Morningstar, Inc. (each an “Expense Peer Group”) from its relevant fund universe (each an “Expense Universe”); and information about the Investment Advisor’s policies and procedures, including its compliance manual and brokerage and trading procedures.  The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and committee meetings.  Before voting on the Advisory Agreement, the Independent Trustees met in a private session with counsel at which no representatives of the Investment Advisor were present.

In approving renewal of the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of each Fund.  The Board noted that the materials they reviewed indicated the following:

•
The total returns of the Emerging Markets Fund for the one-year period were below the Diversified Emerging Markets Performance Universe median by 708 basis points, the Performance Peer Group median by 624 basis points and the MSCI Emerging Markets Index by 560 basis points.

•
The total returns of the Global Growth Fund for the one-year period were below the World Large Core Performance Universe median by 524 basis points, the MSCI All Country World Index by 438 basis points, and the Performance Peer Group median by 353 basis points.

•
The total returns of the International Fund for the one-year period were the same as the Fund’s Performance Peer Group median but were below the returns of the MSCI All Country ex USA World Index by 121 basis points and the Foreign Large Growth Performance Universe median by 48 basis points.  However, for the three-year period, the Fund’s annualized total returns exceeded all of those measures.

WCM Focused International Growth Fund, WCM Focused Emerging Markets Fund and WCM Focused Global Growth Fund
SUPPLEMENTAL INFORMATION (Unaudited)

In reviewing the performance of the Emerging Markets Fund and the Global Growth Fund, the Trustees considered the Investment Advisor’s explanation that in the prior year small-cap holdings had generally outperformed large-cap holdings, low quality holdings had generally outperformed high quality holdings, and for a portion of the year the value style had outperformed the growth style, all of which detracted from those Funds’ relative performance.

The Board also considered the overall quality of services provided by Investment Advisor to the Funds.  In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Funds.  The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure and compliance procedures. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund are satisfactory.

Advisory Fee and Expense Ratio
With respect to the advisory fees and expenses paid by the Funds, the Trustees observed the meeting materials indicated as follows:

•
The investment advisory fees (gross of fee waivers by the Investment Advisor) of the Emerging Markets Fund were the same as the Expense Peer Group and Diversified Emerging Markets Expense Universe medians, and the total expenses paid by the Fund (net of fee waivers) were six basis points higher than the Fund’s Expense Peer Group median and 14 basis points higher than the Expense Universe median.  The Board noted, however, that the Fund had less than $1 million in assets as of June 30, 2014, and was significantly smaller than the average asset size of funds in the Expense Peer Group and the Expense Universe.  The Board observed that the Fund’s advisory fee was the same as the standard fees charged by the Investment Advisor to its other clients managed using the same investment strategy.

•
The investment advisory fees (gross of fee waivers by the Investment Advisor) of the Global Growth Fund were lower than the Expense Peer Group median and the same as the World Stock Expense Universe median, and the total expenses paid by the Fund (net of fee waivers) were five basis points higher than the Fund’s Expense Peer Group median and 20 basis points higher than the Expense Universe median.  The Board noted, however, that the Fund had less than $1 million in assets as of June 30, 2014, and was significantly smaller than the average asset size of funds in the Expense Peer Group and the Expense Universe.  The Board observed that the Fund’s advisory fee was lower than the standard fees charged by the Investment Advisor to its other clients managed using the same investment strategy.

•
The investment advisory fees (gross of fee waivers by the Investment Advisor) of the International Fund were 2.5 basis points higher than the Expense Peer Group median and the same as the Foreign Large Growth Expense Universe median, and the total expenses paid by the Fund (net of fee waivers) were slightly higher (by three basis points) than the Fund’s Expense Peer Group and Expense Universe medians.  The Board observed that the Fund’s advisory fee was lower than the standard fees charged by the Investment Advisor to its other clients managed using the same investment strategy.

The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to each Fund.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s costs and profits with respect to each Fund for the year ended June 30, 2014,  noting that in addition to waiving its entire investment advisory fee with respect to the Emerging Markets Fund and the Global Growth Fund, the Investment Advisor was subsidizing certain Fund operating expenses.  The Board determined that the level of the Investment Advisor’s profitability with respect to the International Fund was reasonable. The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Funds (other than investment advisory fees paid to the Investment Advisor), including research made available to it by broker-dealers providing execution services to the Funds, and the intangible benefits of its association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. They also noted that although there were no advisory fee breakpoints with respect to any of the Funds, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Funds’ assets grow.

WCM Focused International Growth Fund, WCM Focused Emerging Markets Fund and WCM Focused Global Growth Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement is in the best interests of each Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement with respect to each Fund.

WCM Funds
EXPENSE EXAMPLES
For the Six Months Ended October 31, 2014 (Unaudited)

Expense Example
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2014 to October 31, 2014.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Focused International Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/14	10/31/14	5/1/14 –10/31/14
Investor Class	Actual Performance	$1,000.00	$1,004.20	$ 6.50
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.72	6.55
Institutional Class	Actual Performance	1,000.00	1,005.10	5.24
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.98	5.28

*
Expenses are equal to the Fund’s annualized expense ratio of1.29% and1.04% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by184/365 (to reflect the six month period). Assumes all dividends and distributions were reinvested.

WCM Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended October 31, 2014 (Unaudited)

Focused Emerging Markets Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/14	10/31/14	5/1/14 –10/31/14
Investor Class	Actual Performance	$1,000.00	$1,000.00	$8.32
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.89	8.39
Institutional Class	Actual Performance	1,000.00	1,001.00	7.04
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.17	7.10

*
Expenses are equal to the Fund’s annualized expense ratio of1.65% and1.40% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by184/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Focused Global Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/14	10/31/14	5/1/14 –10/31/14
Investor Class	Actual Performance	$1,000.00	$1,033.60	$8.49
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.85	8.42
Institutional Class	Actual Performance	1,000.00	1,034.40	7.21
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.12	7.15

*
Expenses are equal to the Fund’s annualized expense ratio of1.66% and1.41% (including excise tax) for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by184/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

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WCM Focused International Growth Fund
WCM Focused Emerging Markets Fund
WCM Focused Global Growth Fund
 Each a series of Investment Managers Series Trust

Investment Advisor
WCM Investment Management
281 Brooks Street
Laguna Beach, California 92651

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
WCM Focused International Growth Fund – Investor Class	WCMRX	461418 386
WCM Focused International Growth Fund – Institutional Class	WCMIX	461418 444
WCM Focused Emerging Markets Fund - Investor Class	WFEMX	46141P 842
WCM Focused Emerging Markets Fund - Institutional Class	WCMEX	46141P 834
WCM Focused Global Growth Fund - Investor Class	WFGGX	46141P 826
WCM Focused Global Growth Fund - Institutional Class	WCMGX	46141P 818

Privacy Principles of the WCM Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the WCM Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds’ (toll-free) at (888) 988-9801, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Funds’ (toll-free) at (888) 988-9801, or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  www.sec.gov or by calling the Funds (toll-free) at (888) 988-9801.  The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

WCM Funds
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (888) 988-9801

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	01/09/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	01/09/2015

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	01/09/2015